CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30, 2021	December 31, 2020
	(Unaudited)
Cash and cash equivalent	$4,067,987	$6,903,499
Restricted cash-current	2,500,000	2,500,000
Total Cash and cash equivalent and Restricted cash	$6,567,987	$9,403,499

As of June 30, 2021 and December 31, 2020, the restricted cash-current was comprised of (i) cash held in a special account as collateral against a bank loan with amount equal to $1,000,000 and $1,000,000 respectively, and (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Mutia Branch with amount equal to $1,500,000 and $1,500,000, respectively (such restricted cash is used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block).